INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Period adjustments to adjust previously reported purchase price allocations	$ 75.9
Non-capital loss carry forwards	$ 1,763.3	$ 1,754.0